Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income Loss	$ (26,658)	$ 26
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt discount	35
Change in value of derivative liability	(91)
Increase (decrease) in cash resulting from changes in:
Prepaid expenses and other current assets	1,950
Accounts payable	23,049
Deferred revenue	(2,800)
Payroll tax payable	(2,107)
Net Cash Provided By (Used In) Operating Activities	(6,622)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash acquired	10,000
Net Cash Provided by Investing Activities	10,000
Cash Flows From Financing Activities:
Net Increase in Cash, Cash Equivalents and Restricted Cash	3,378
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	11,725
Cash, Cash Equivalents and Restricted Cash at End of Period	15,103	11,725
Cash paid during the year for:
Interest
Income Taxes
Cash and cash equivalents	5,103	11,725
Restricted Cash	10,000
Total cash, cash equivalents and restricted cash	15,103
Save on Transport Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income Loss		26
Increase (decrease) in cash resulting from changes in:
Prepaid expenses and other current assets		(2,626)
Accounts payable		1,318
Deferred revenue		2,800
Payroll tax payable		2,107
Net Cash Provided By (Used In) Operating Activities		3,625
Cash Flows From Financing Activities:
Proceeds from common stock issued to founder		8,100
Proceeds from shareholder loan		1,680
Repayment of shareholder loan		(1,680)
Net Cash Provided By Financing Activities		8,100
Net Increase in Cash, Cash Equivalents and Restricted Cash		11,725
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	$ 11,725
Cash, Cash Equivalents and Restricted Cash at End of Period		11,725
Cash paid during the year for:
Cash and cash equivalents		$ 11,725